Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments
Schedule of fair value of the derivative assets

	As of December 31,
	2022	2023
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	35,486	—
Forward foreign exchange contracts	3,122	2,093
Total	38,608	2,093
Derivative financial instruments, current assets	25,383	1,675
Derivative financial instruments, non-current assets	13,225	418
Total	38,608	2,093

Schedule of fair value of the derivative liabilities

	As of December 31,
	2022	2023
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Forward foreign exchange contracts	320	120
Derivative liabilities designated and effective as hedging instruments carried at fair value
Cross currency swaps	8,012	11,082
Total	8,332	11,202
Derivative financial instruments, current liability	2,834	11,202
Derivative financial instruments, non-current liability	5,498	—
Total	8,332	11,202

Schedule of analysis of gain on derivatives

	For the year ended December 31,
	2021	2022	2023
Unrealized gain/(loss) on derivative financial instruments held for trading	59,407	92,409	(526)
Realized (loss)/gain on interest rate swaps held for trading	(35,585)	(12,065)	11,287
Realized (loss)/gain on forward foreign exchange contracts held for trading	(1,137)	(5,935)	2,491
Ineffective portion of cash flow hedges	(5)	398	(241)
Total	22,680	74,807	13,011

Interest rate swaps
Financial Instruments
Schedule of principal terms of instruments held for trading

						Notional Amount
				Original
		Trade	Effective	Termination	Fixed Interest	December 31,	December 31,
Company	Counterparty	Date	Date	Date	Rate	2022	2023 (1), (2)
GasLog	Nordea Bank Finland (“Nordea”)	May 2018	July 2020	July 2026	3.070%	66,667	N/A
GasLog	Nordea	May 2018	May 2018	July 2026	2.562%	66,667	N/A
GasLog	SEB	May 2018	July 2020	July 2024	3.025%	50,000	N/A
GAS-twenty seven Ltd.	DNB	July 2020	July 2020	July 2024	3.146%	48,889	N/A
GAS-twenty seven Ltd.	ING	July 2020	July 2020	July 2024	3.24%	24,444	N/A
GasLog	DNB	May 2018	July 2018	July 2025	2.472%	73,333	N/A
GasLog	HSBC	May 2018	Apr 2018	July 2024	2.475%	33,333	N/A
GasLog	ABN	June 2021	Apr 2021	July 2025	2.550%	33,333	N/A
GasLog	Citibank Europe Plc. (“CITI”)	May 2018	July 2020	July 2024	3.082%	30,000	N/A
GasLog	CITI	May 2018	July 2021	July 2025	3.095%	30,000	N/A
GasLog	SEB	December 2018	October 2018	July 2026	2.745%	50,000	N/A
GasLog	Nordea	December 2018	October 2018	July 2028	2.793%	66,667	N/A
GasLog	DNB	December 2018	January 2019	July 2025	2.685%	73,333	N/A
GasLog	SEB	December 2018	July 2020	July 2024	2.958%	50,000	N/A
GasLog	ING	May 2020	July 2020	July 2024	3.127%	100,000	N/A
GAS-twenty seven Ltd.	DNB	July 2020	April 2020	April 2025	3.069%	40,000	N/A
GAS-twenty seven Ltd.	ING	July 2020	July 2020	April 2025	3.176%	20,000	N/A
GAS-fifteen Ltd.	NBG	September 2020	October 2020	July 2025	1.795%	79,790	N/A
					Total	936,456	N/A
(1)	In August 2023, the Group terminated all interest rate swaps held for trading originally maturing between 2024 and 2028 with an aggregate notional amount of $856,666, receiving an amount of $32,083.

(2)	In January 2023, GAS-fifteen Ltd. terminated the interest rate swap with NBG originally maturing in July 2025, with GAS-fifteen Ltd. receiving an amount of $3,706.

Cross currency swaps
Financial Instruments
Schedule of principal terms of the hedging instruments

						Notional Amount
		Trade	Effective	Termination	Interest	December 31,	December 31,
Company	Counterparty	Date	Date	Date	Rate	2022	2023
GasLog	DNB	Nov 2019	Nov 2019	Nov 2024	floating	32,850	32,850
GasLog	SEB	Nov 2019	Nov 2019	Nov 2024	floating	32,850	32,850
GasLog	Nordea	Nov 2019	Nov 2019	Nov 2024	floating	32,850	32,850
					Total	98,550	98,550

Forward foreign exchange contracts
Financial Instruments
Schedule of principal terms of instruments held for trading

The principal terms of the forward foreign exchange contracts held for trading which remain open and unsettled as of December 31, 2023 are as follows:

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(EUR/USD)	(in thousands)
GasLog	ABN	May 2023	3	January - March 2024	1.0945 - 1.0965	€3,000
GasLog	DNB	May 2023	6	January - June 2024	1.0995	€3,000
GasLog	ING Bank N.V., Amsterdam	May 2023	2	April - May 2024	1.0985 -1.0992	€2,000
GasLog	Societe Generale/Paris	May 2023	4	January - March, June 2024	1.1001 - 1.1017	€4,000
GasLog	ING Bank N.V., Amsterdam	June 2023	3	January - March 2024	1.0820 - 1.0845	€(3,000)
GasLog	Nordea Bank Abp	June 2023	6	January - June 2024	1.0884	€9,000
GasLog	ING Bank N.V., Amsterdam	July 2023	6	January - March 2024	1.1078 - 1.1215	€6,000
GasLog	ABN	August 2023	3	October - December 2024	1.1011 - 1.1043	€6,000
GasLog	Citibank Europe PLC UK	August 2023	9	January - September 2024	1.0949 - 1.1073	€18,000
GasLog	Societe Generale/Paris	August 2023	6	January - June 2024	1.1017 - 1.1096	€6,000
GasLog	ING Bank N.V., Amsterdam	September 2023	6	July - December 2024	1.0710 - 1.0789	€9,000
GasLog	ING Bank N.V., Amsterdam	November 2023	2	February - March 2024	1.0890 - 1.0904	€6,000
GasLog	Societe Generale/Paris	November 2023	3	January, April - May 2024	1.0878 - 1.0935	€3,000
GasLog	Citibank Europe PLC UK	December 2023	3	June - August 2024	1.0866 - 1.0902	€6,500
GasLog	DNB	December 2023	3	July - September 2024	1.0885 - 1.0898	€6,500
GasLog	ING Bank N.V., Amsterdam	December 2023	6	March, July, September 2024 and January - March 2025	1.0791 - 1.0999	€10,000
GasLog	Nordea Bank Abp	December 2023	5	March - May 2024 and January - February 2025	1.0816 - 1.1004	€9,500
GasLog	Societe Generale/Paris	December 2023	4	September 2024 and January - March 2025	1.0887 - 1.1004	€7,000
					Total	€111,500

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(USD/SGD)	(in thousands)
GasLog	ING Bank N.V., Amsterdam	June 2023	1	January 2024	1.3351	S$	3,000
GasLog	Societe Generale/Paris	June 2023	1	January 2024	1.3352	S$	3,000
GasLog	Citibank Europe PLC UK	June 2023	1	January 2024	1.3350	S$	3,000
GasLog	Citibank Europe PLC UK	August 2023	10	February – November 2024	1.3178 - 1.3351	S$	1,500
					Total	S$	10,500